Borrowings (Details Narrative) ₨ in Thousands, $ in Thousands		12 Months Ended
	Jun. 29, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2022 INR (₨)	Jan. 31, 2024 INR (₨)	Sep. 28, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Notional value			₨ 1
Proceeds from current borrowings		$ 104,587	8,716,246	₨ 3,825,988	₨ 553,128
Repayments of current borrowings		$ 112,792	9,400,045	3,087,688	₨ 325,852
Borrowings			638,192	2,352,652
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Secured bank loans received | $	$ 1,600						$ 9,450
Repayments of current borrowings | $	$ 10,000
Bank Overdrafts [Member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value			₨ 2,000	2,000
Factoring [Member]
IfrsStatementLineItems [Line Items]
Maturity date		On demand	On demand
Borrowings			₨ 405,901	1,089,699
Factoring [Member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value			400,000
Proceeds from current borrowings			₨ 118,309	396,049
[custom:PercentageOfFixedDeposits]		20.00%	20.00%
Factoring [Member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value			₨ 300,000	300,000
[custom:FacilityCost-0]
Factoring [Member] | International Air Transport Association [Member]
IfrsStatementLineItems [Line Items]
Proceeds from current borrowings			9,519	93,400
Factoring [Member] | Axis Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value			550,000
Proceeds from current borrowings			₨ 25,874	549,416
[custom:PercentageOfFixedDeposits]		20.00%	20.00%
Factoring [Member] | IDFC Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value			₨ 500,000
Proceeds from current borrowings			₨ 261,718	144,233
[custom:PercentageOfFixedDeposits]		20.00%	20.00%
Promissory Note [Member] | MAK Capital Fund [Member]
IfrsStatementLineItems [Line Items]
Principal amount				₨ 10,000
Interest rate				11.00%
Maturity date				October 5, 2023
Non Convertible Debentures [Member] | Black soil Capital Private Ltd [Member]
IfrsStatementLineItems [Line Items]
Notional value			₨ 500,000	₨ 500,000
Debentures issued | shares			400	600
Borrowings			₨ 200,000	₨ 300,000
Interest rate			14.25%	14.25%
Payable amount			₨ 20,000	₨ 20,000
Premium rate			2.00%	2.00%
Non Convertible Debentures [Member] | Black Soil India Credit Fund [Member]
IfrsStatementLineItems [Line Items]
Notional value			₨ 500,000
Debentures issued | shares			600
Borrowings			₨ 300,000			₨ 231,818
Non Convertible Debentures [Member] | Yatra Online Freight Private Limited [Member]
IfrsStatementLineItems [Line Items]
Notional value				₨ 100,000
Interest rate				14.00%
Debentures issued | shares				1,500
Fund received			₨ 150,000	₨ 150,000
Payments of borrowings				₨ 1,200